Basis of Preparation	3 Months Ended
Mar. 31, 2020
Disclosure of associates [abstract]
Basis of Preparation

NOTE 2 - BASIS OF PREPARATION

The Company’s condensed interim financial statements as of March 31, 2020 and for the three months then ended (the “condensed interim financial statements”) have been prepared in accordance with International Accounting Standard No. 34, “Interim Financial Reporting” (“IAS 34”). These condensed interim financial statements, which are unaudited, do not include all disclosures necessary for a complete presentation of the Company’s financial position, results of operations, and cash flows, in conformity with generally accepted accounting principles. The condensed interim financial statements should be read in conjunction with the Company’s annual financial statements as of December 31, 2019 and for the year then ended, along with the accompanying notes, which have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB).” The results of operations for the three months ended March 31, 2020 are not necessarily indicative of the results that may be expected for the entire fiscal year or for any other interim period.